other operating income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
other operating income
Government assistance, including deferral account amortization	$ 5	$ 6	$ 12	$ 12
Investment income, gain(loss) on disposal of assets and other	4	7	13	26
Interest income	1		2	1
Total	$ 10	$ 13	$ 27	$ 39